Drilling units, machinery and equipment, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Balance	$ 6,336,892
Impairment loss	(3,776,338)	$ (414,986)	$ 0
Balance	2,438,292	6,336,892
Drilling units, machinery and equipment | Cost
Property, Plant and Equipment [Line Items]
Balance	7,258,995	7,331,372
Additions / Transfer from drilling units under construction	99,515	909,830
Disposal of assets	(7,756)	(5,477)
Impairment loss	(3,658,815)	(976,730)
Balance	3,691,939	7,258,995	7,331,372
Drilling units, machinery and equipment | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(922,103)	(1,123,739)
Disposal of assets	133
Impairment loss		561,744
Depreciation	(331,677)	(360,108)
Balance	(1,253,647)	(922,103)	(1,123,739)
Drilling units, machinery and equipment | Net Book Value
Property, Plant and Equipment [Line Items]
Balance	6,336,892	6,207,633
Additions / Transfer from drilling units under construction	99,515	909,830
Disposal of assets	(7,623)	(5,477)
Impairment loss	(3,658,815)	(414,986)
Depreciation	(331,677)	(360,108)
Balance	$ 2,438,292	$ 6,336,892	$ 6,207,633